Patents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost of disposed patents	$ 90
Accumulated amortization of disposed patents	47
Patent Acquired on January 27, 2011 [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of patents	61,020	22,676
Amortization expense	27,798	24,794
Accumulated amortization of disposed patents	$ 133,479	$ 105,728